Disclosure of information about key management personnel (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Related Party Transactions Disclosure Of Information About Key Management Personnel 1	$ 431
Related Party Transactions Disclosure Of Information About Key Management Personnel 2	367
Related Party Transactions Disclosure Of Information About Key Management Personnel 3	517
Related Party Transactions Disclosure Of Information About Key Management Personnel 4	36
Related Party Transactions Disclosure Of Information About Key Management Personnel 5	36
Related Party Transactions Disclosure Of Information About Key Management Personnel 6	18
Related Party Transactions Disclosure Of Information About Key Management Personnel 7	88
Related Party Transactions Disclosure Of Information About Key Management Personnel 8	85
Related Party Transactions Disclosure Of Information About Key Management Personnel 9	146
Related Party Transactions Disclosure Of Information About Key Management Personnel 10	555
Related Party Transactions Disclosure Of Information About Key Management Personnel 11	488
Related Party Transactions Disclosure Of Information About Key Management Personnel 12	$ 681